ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

On June 23, 2016, Lilis Energy, Inc. (“Lilis”, “Lilis Energy”, “we”, “our”, and the “Company”) completed the merger transaction contemplated by the Agreement and Plan of Merger dated as of December 29, 2015, as amended (the “Merger Agreement”) by and among Lilis, Brushy Resources, Inc., a Delaware corporation (“Brushy”) and Lilis Merger Sub, Inc., a Delaware corporation, a wholly-owned subsidiary of Lilis (“Merger Sub”). Pursuant to the terms of the Merger Agreement, at the effective time (the “Effective Time”), Merger Sub merged with and into Brushy (the “Merger”), with Brushy continuing as the surviving corporation and becoming a wholly-owned subsidiary of Lilis.  The results of operations of Brushy are included with those of Lilis from June 23, 2016 through June 30, 2016.  See Note 4 — Merger with Brushy and Related Transactions for additional information.

The Company is an independent oil and gas exploration and production company, which historically, was focused on the Denver-Julesburg Basin (“DJ Basin”) where it currently holds approximately 7,600 net acres located in Wyoming, Colorado and Nebraska. As a result of the completion of the Merger, the Company’s operating activities are additionally focused on the Permian Basin, with operations in the Delaware Basin in Texas and New Mexico, where it holds approximately 3,800 net acres. Lilis drills for, operates and produces oil and natural gas wells through the Company’s land holdings.

On June 23, 2016, the Company effected a 1-for-10 reverse stock split of its Common Stock (the “Reverse Split”). The accompanying condensed consolidated financial statements and these notes to the condensed consolidated financial statements give retroactive effect to the Reverse Split for all periods presented. For additional information on the Reverse Split see Note 4 – Merger with Brushy and Related Transactions.

NOTE 1 – ORGANIZATION

On September 21, 2009, Universal Holdings, Inc. (“Universal”), a Nevada corporation, completed the acquisition of Coronado Acquisitions, LLC (“Coronado”). Under the terms of the acquisition, Coronado was merged into Universal. On October 12, 2009, Universal changed its name to Recovery Energy, Inc. On December 1, 2013, Recovery Energy, Inc. changed its name to Lilis Energy, Inc. (“Lilis”, “Lilis Energy”, “we”, “our”, and the “Company”). The acquisition was accounted for as a reverse acquisition with Coronado being treated as the acquirer for accounting purposes. Accordingly, the financial statements of Coronado and Recovery Energy have been adopted as the historical financial statements of Lilis.

The Company is an independent oil and gas exploration and production company focused on the Denver-Julesburg Basin (“DJ Basin”) where it holds 16,000 net acres. Lilis drills for, operates and produces oil and natural gas wells through the Company’s land holdings located in Wyoming, Colorado, and Nebraska.

All references to production, sales volumes and reserves quantities are net to the Company’s interest unless otherwise indicated.